PLANT, PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Plant, Property and Equipment

at December 31	2022			2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	18,119	6,285	11,834	14,892	5,751	9,141
Compression	6,265	2,224	4,041	6,191	2,065	4,126
Metering and other	1,518	769	749	1,458	705	753
	25,902	9,278	16,624	22,541	8,521	14,020
Under construction	1,552	—	1,552	2,285	—	2,285
	27,454	9,278	18,176	24,826	8,521	16,305
Canadian Mainline
Pipeline	10,472	7,852	2,620	10,423	7,698	2,725
Compression	4,328	3,247	1,081	4,165	3,125	1,040
Metering and other	692	285	407	652	264	388
	15,492	11,384	4,108	15,240	11,087	4,153
Under construction	269	—	269	139	—	139
	15,761	11,384	4,377	15,379	11,087	4,292
Other Canadian Natural Gas Pipelines[1]
Other	1,984	1,624	360	1,937	1,567	370
Under construction	455	—	455	58	—	58
	2,439	1,624	815	1,995	1,567	428
	45,654	22,286	23,368	42,200	21,175	21,025
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	12,471	1,069	11,402	11,205	799	10,406
Compression	5,190	495	4,695	4,522	381	4,141
Metering and other	4,026	346	3,680	3,657	257	3,400
	21,687	1,910	19,777	19,384	1,437	17,947
Under construction	659	—	659	433	—	433
	22,346	1,910	20,436	19,817	1,437	18,380
ANR
Pipeline	2,066	641	1,425	1,820	557	1,263
Compression	3,785	734	3,051	2,559	565	1,994
Metering and other	1,666	440	1,226	1,391	422	969
	7,517	1,815	5,702	5,770	1,544	4,226
Under construction	328	—	328	833	—	833
	7,845	1,815	6,030	6,603	1,544	5,059

at December 31	2022			2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)
Other U.S. Natural Gas Pipelines
Columbia Gulf	3,511	224	3,287	2,749	178	2,571
GTN	2,964	1,239	1,725	2,701	1,071	1,630
Great Lakes	2,367	1,387	980	2,162	1,255	907
Other[2]	1,928	760	1,168	1,755	657	1,098
	10,770	3,610	7,160	9,367	3,161	6,206
Under construction	328	—	328	533	—	533
	11,098	3,610	7,488	9,900	3,161	6,739
	41,289	7,335	33,954	36,320	6,142	30,178
Mexico Natural Gas Pipelines[3]
Pipeline	2,299	348	1,951	2,957	476	2,481
Compression	374	59	315	480	80	400
Metering and other	487	113	374	626	155	471
	3,160	520	2,640	4,063	711	3,352
Under construction	2,547	—	2,547	2,590	—	2,590
	5,707	520	5,187	6,653	711	5,942
Liquids Pipelines
Keystone Pipeline System
Pipeline	9,777	2,056	7,721	9,209	1,758	7,451
Pumping equipment	1,064	288	776	1,020	252	768
Tanks and other	3,723	859	2,864	3,534	737	2,797
	14,564	3,203	11,361	13,763	2,747	11,016
Under construction	96	—	96	72	—	72
	14,660	3,203	11,457	13,835	2,747	11,088
Intra-Alberta Pipelines	199	19	180	199	14	185
	14,859	3,222	11,637	14,034	2,761	11,273
Power and Energy Solutions
Natural Gas Power Generation	1,260	642	618	1,267	605	662
Natural Gas Storage and Other	820	238	582	797	216	581
	2,080	880	1,200	2,064	821	1,243
Under construction	80	—	80	5	—	5
	2,160	880	1,280	2,069	821	1,248
Corporate	900	386	514	836	320	516
	110,569	34,629	75,940	102,112	31,930	70,182
1Includes Foothills, Ventures LP and Great Lakes Canada.
2Includes Portland, North Baja, Tuscarora, Crossroads and mineral rights.
3During the year ended December 31, 2022, the Company derecognized $2,319 million of Plant, property and equipment and recorded a corresponding asset for net investment in leases for the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.